Income Taxes	12 Months Ended
Mar. 31, 2026
Income taxes paid (refund) [abstract]
Income Taxes	Income Taxes
Income Tax Expense (Benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Current tax expense	¥107,349	¥138,057	¥110,804
Deferred tax benefit	(198,755)	(71,116)	(101,034)
Total	¥(91,406)	¥66,941	¥9,770

Current tax expense includes the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects decreased current tax expense by JPY 4,952 million, JPY 4,654 million and JPY 15,682 million for the years ended March 31, 2024, 2025 and 2026, respectively.

Current tax expense includes Pillar Two global minimum tax expense of JPY 317 million and JPY 2,376 million for the years ended March 31, 2025 and 2026, respectively.
Deferred tax benefit includes the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects increased deferred tax benefits by JPY 32,290 million, JPY 19,542 million and JPY 8,292 million for the years ended March 31, 2024, 2025 and 2026, respectively.
Takeda is mainly subject to income taxes, inhabitant tax, and deductible enterprise tax in Japan. The statutory tax rate calculated based on these taxes is 30.6% for the years ended March 31, 2024, 2025 and 2026.
The following is a reconciliation from income tax expense at Takeda's domestic (Japanese) statutory tax rate to Takeda's income tax expense (benefit) reported for the year ended March 31:

	JPY (millions)
	2024	2025	2026
Profit (loss) before tax	¥52,791	¥175,084	¥(142,355)
Income tax expense (benefit) at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	16,143	53,541	(43,532)
Non-deductible expenses for tax purposes *1	21,353	25,860	59,712
Changes in unrecognized deferred tax assets and deferred tax liabilities *2	(3,512)	45,243	41,340
Tax credits	(30,654)	(28,371)	(14,840)
Differences in applicable tax rates of overseas subsidiaries *3	(29,782)	(39,963)	(32,538)
Changes in tax effects of undistributed profit of overseas subsidiaries	(1,737)	10,282	2,089
Effect of changes in applicable tax rates and tax law *4	(11,994)	(6,964)	(2,939)
Tax contingencies *5	(83,784)	426	(1,309)
Effect of prior year items	(2,479)	3,305	(8,323)
Entity reorganizations/Divestments	33,469	2,880	4,279
Other	1,571	702	5,831
Income tax expense (benefit) reported for the year	¥(91,406)	¥66,941	¥9,770
*1Amounts for the years ended March 31, 2024, 2025 and 2026 include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. Additionally, amounts for the years ended March 31, 2024, 2025 and 2026 include non-deductible interest due to Japanese earnings stripping rules. Amount for the year ended March 31, 2026 includes JPY 14,125 million related to impairment of discontinued cell therapy platform assets to which a deferred tax liability was not initially recognized in accordance with the recognition exception under IAS 12.15.
*2Amounts for the years ended March 31, 2024, 2025 and 2026 include deferred tax expenses (benefits) associated with carried forward net operating losses. Amount for the year ended March 31, 2025 includes JPY 21,600 million of deferred tax expense related to derecognition of previously recognized interest expense carryforwards under Japanese earnings stripping rules. Amount for the year ended March 31, 2026 is driven by tax expense resulting from the recognition of provision for legal proceedings resulting from the Amitiza jury verdict.
*3Amounts for the years ended March 31, 2024, 2025 and 2026 include unitary and minimum taxes on overseas subsidiaries. Amounts for the years ended March 31, 2025 and 2026 also include Pillar Two taxes on overseas subsidiaries.
*4Amount for the year ended March 31, 2024 includes JPY 4,206 million deferred tax expense related to U.S. state law change and JPY 16,200 million deferred tax benefit relating to extension of the carryforward period relating to Japanese earnings stripping rules. Amount for the year ended March 31, 2025 includes JPY 5,809 million deferred tax benefit related to U.S. state law changes. Amounts for the years ended March 31, 2025 and 2026 include JPY 1,155 million and JPY 4,797 million deferred tax benefit related to the change in Japan's enacted tax rate (from 30.6% to 31.5%) for years beginning April 1, 2026.
*5Tax benefit for the year ended March 31, 2024 is from favorable resolutions of tax contingencies including JPY 63,547 million relating to the settlement with Irish Revenue Commissioners with respect to a tax assessment related to the treatment of an acquisition break fee Shire received from AbbVie in 2014.

The increase in Takeda’s income tax expense between the years ended March 31, 2024 and 2025 was primarily due to a tax expense reduction of JPY 63,547 million recorded during the fiscal year ended March 31, 2024 resulting from the reversal of the income taxes payable in excess of the settlement with Irish Revenue Commissioners with respect to a tax assessment related to the treatment of an acquisition break fee Shire received from AbbVie in 2014 and an increase in tax expenses due to the reassessment of recoverability of deferred tax assets as well as higher pretax earnings during the fiscal year ended March 31, 2025.

The decrease in Takeda’s income tax expense between the years ended March 31, 2025 and 2026 was primarily attributable to a JPY 58,393 million increase in Deferred Tax Assets resulting from the recognition of provisions for legal proceedings recorded following the jury verdict in the AMITIZA antitrust litigation in the U.S. for the fiscal year ended March 31, 2026.
As a company with worldwide operations, Takeda is subject to several factors that may affect future tax charges, principally the levels and mix of profitability in different jurisdictions, transfer pricing regulations, tax rates imposed and tax regime reforms.
On July 4, 2025, the United States enacted the One Big Beautiful Bill Act of 2025 (the 2025 Act). The 2025 Act permanently extends certain expiring provisions of the Tax Cuts and Jobs Act of 2017, modifies the U.S. international tax framework, restores immediate expensing for domestic research and development costs. The 2025 Act also includes changes to various other tax provisions with varying effective dates beginning in 2025. The 2025 Act had no material impact on tax expense for the year ended March 31, 2026.
Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2025	2026
Deferred tax assets	¥370,745	¥546,260
Deferred tax liabilities	(35,153)	(26,804)
Net deferred tax assets	¥335,592	¥519,456
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2024	Recognized in profit or (loss)	Recognized in other comprehensive income	Other*	As of March 31, 2025
Research and development expenses	¥217,010	¥53,732	¥—	¥9,816	¥280,558
Inventories	138,402	64,265	—	(10,788)	191,879
Property, plant and equipment	(68,509)	5,332	—	(1,839)	(65,016)
Intangible assets	(390,270)	65,032	—	(16,599)	(341,837)
Financial assets measured at FVTOCI	(7,639)	—	4,235	1,119	(2,285)
Accrued expenses and provisions	185,593	(75,010)	—	7,624	118,207
Defined benefit plans	14,728	(3,768)	2,231	375	13,566
Deferred income	5,493	(875)	—	41	4,659
Unused tax losses	88,671	(36,355)	—	2,973	55,289
Tax credits	46,159	(21,469)	—	2,664	27,354
Investments in subsidiaries and associates	(26,801)	17,595	—	(361)	(9,567)
Cash flow hedges	21,645	2,969	3,775	1,461	29,850
Other	55,606	(332)	(3,350)	(18,989)	32,935
Total	¥280,088	¥71,116	¥6,891	¥(22,503)	¥335,592

	JPY (millions)
	As of April 1, 2025	Recognized in profit or (loss)	Recognized in other comprehensive income	Other*	As of March 31, 2026
Research and development expenses	¥280,558	¥(124,569)	¥—	¥3,694	¥159,683
Inventories	191,879	(18,055)	—	13,064	186,888
Property, plant and equipment	(65,016)	2,767	—	(2,570)	(64,819)
Intangible assets	(341,837)	64,714	—	(15,456)	(292,579)
Financial assets measured at FVTOCI	(2,285)	—	1,941	(3,567)	(3,911)
Accrued expenses and provisions	118,207	80,641	—	19,246	218,094
Defined benefit plans	13,566	(877)	(468)	2,016	14,237
Deferred income	4,659	(541)	—	46	4,164
Unused tax losses	55,289	77,864	57,635	17,343	208,131
Tax credits	27,354	20,816	—	4,503	52,673
Investments in subsidiaries and associates	(9,567)	3,259	—	437	(5,871)
Cash flow hedges	29,850	4,156	(10,626)	(1,246)	22,134
Other	32,935	(9,141)	(3,051)	(111)	20,632
Total	¥335,592	¥101,034	¥45,431	¥37,399	¥519,456
* Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items charged directly to equity.
The aggregate amount of current and deferred tax related to items charged directly to equity for the years ended March 31, 2025 and 2026 was JPY 1,347 million and JPY (382) million, respectively.
Takeda considers the probability that a portion or all of the future deductible temporary differences, unused tax losses, or unused tax credits can be utilized against future taxable profits upon recognition of deferred tax assets. In assessing the recoverability of deferred tax assets, Takeda considers the scheduled reversal of taxable temporary differences, projected future taxable profits, and tax planning strategies.
Based on the level of historical taxable profits and projected future taxable profits during the periods in which the temporary differences become deductible, Takeda has determined that it is not probable a portion of the tax benefits can be utilized.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2025	2026
Unused tax losses	¥1,183,701	¥1,207,254
Deductible temporary differences	427,373	713,810
Unused tax credits	26,993	29,422
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2025	2026
1st year	¥114	¥1,083
2nd year	1,278	2,571
3rd year	2,375	584,870
4th year	549,705	451,420
5th year	469,391	5,374
After 5th year	152,121	142,539
Indefinite	8,717	19,397
Total	¥1,183,701	¥1,207,254

	JPY (millions) As of March 31
Unused tax credits	2025	2026
Less than 5 years	¥3,715	¥4,493
5 years or more	23,278	24,929
Total	¥26,993	¥29,422
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax assets were not recognized were JPY 447,645 million and JPY 86,107 million as of March 31, 2025 and 2026, respectively.
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax liabilities were not recognized were JPY 578,601 million and JPY 2,163,931 million as of March 31, 2025 and 2026, respectively.
Changes in the amounts of unrecognized deferred tax assets and liabilities associated with investments in subsidiaries are primarily due to changes in temporary differences that had no impact on the consolidated statements of profit or loss.